Cover	Jun. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Original Report to disclose that in light of the outcome of the stockholder vote and the recommendation of the Company’s Board of Directors, the Company will hold future stockholder advisory votes on the compensation of the Company’s named executive officers on an annual basis. This policy will remain in effect until the next required stockholder vote on the frequency of advisory votes on the compensation of named executive officers, which is required to occur no later than the Company’s Annual Meeting of Stockholders in 2028.
Document Period End Date	Jun. 15, 2022
Entity File Number	001-37719
Entity Registrant Name	CORVUS PHARMACEUTICALS, INC.
Entity Central Index Key	0001626971
Entity Tax Identification Number	46-4670809
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	863 Mitten Road, Suite 102
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	(650)
Local Phone Number	900-4520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 per share
Trading Symbol	CRVS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false